Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 2,888,336	$ 2,970,822
Demand [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	85,786	211,381
Up to 1 month [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	1,285,949	1,192,252
From 1 month to 3 months [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	628,981	412,638
3 to 6 months
Disclosure of deposits from customers [Line Items]
Deposits from customers	593,431	533,135
6 months to 1 year
Disclosure of deposits from customers [Line Items]
Deposits from customers	289,189	462,156
From 1 to 2 years
Disclosure of deposits from customers [Line Items]
Deposits from customers	5,000	70,047
From 2 years to 5 years
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 0	$ 89,213